Insurance Contract Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for unearned premiums	$ 6,272.2	$ 5,951.7	$ 3,740.4
Provision for losses and loss adjustment expenses	29,081.7	28,610.8	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8	$ 19,648.8	$ 17,232.2	$ 16,049.3	$ 14,504.8
Total insurance contract liabilities	35,353.9	34,562.5
Total insurance contract liabilities, Current	14,086.5	13,405.0
Total ceded insurance contract liabilities, Current	3,489.5	2,975.9
Total insurance contract liabilities, net, Current	10,597.0	10,429.1
Total insurance contract liabilities, Non-current	21,267.4	21,157.5
Total ceded insurance contract liabilities, Non-current	4,260.4	4,382.8
Total insurance contract liabilities, net, Non-current	17,007.0	16,774.7
Total insurance contract liabilities, Ceded	7,749.9	7,358.7
Total insurance contract liabilities, Net	27,604.0	27,203.8
Gross
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for unearned premiums	6,272.2	5,951.7
Provision for losses and loss adjustment expenses	29,081.7	28,610.8
Total insurance contract liabilities	35,353.9	34,562.5
Ceded
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for unearned premiums	1,290.8	1,169.0
Provision for losses and loss adjustment expenses	6,459.1	6,189.7
Total insurance contract liabilities	7,749.9	7,358.7
Net
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for unearned premiums	4,981.4	4,782.7
Provision for losses and loss adjustment expenses	22,622.6	22,421.1
Total insurance contract liabilities	$ 27,604.0	$ 27,203.8